Other Comprehensive Income - Schedule of Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	£ (193)	£ (35)	£ (177)
Currency translation adjustment disposed	0	0	(122)
Attributable tax	0	2	0
Items that are not reclassified to the income statement
Fair value losses on other financial assets	(7)	(2)	1
Attributable tax	0	0	0
Remeasurement of retirement benefit obligations	10	5	(85)
Attributable tax	(3)	(2)	20
Other comprehensive expense for the year	(193)	(32)	(363)
Fair value reserve [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	0	0	0
Currency translation adjustment disposed	0	0	0
Attributable tax	0	0	0
Items that are not reclassified to the income statement
Fair value losses on other financial assets	(7)	(2)	1
Attributable tax	0	0	0
Remeasurement of retirement benefit obligations	0	0	0
Attributable tax	0	0	0
Other comprehensive expense for the year	(7)	(2)	1
Translation reserve [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(192)	(35)	(176)
Currency translation adjustment disposed	0	0	(122)
Attributable tax	0	0	0
Items that are not reclassified to the income statement
Fair value losses on other financial assets	0	0	0
Attributable tax	0	0	0
Remeasurement of retirement benefit obligations	0	0	0
Attributable tax	0	0	0
Other comprehensive expense for the year	(192)	(35)	(298)
Retained earnings [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	0	0	0
Currency translation adjustment disposed	0	0	0
Attributable tax	0	2	0
Items that are not reclassified to the income statement
Fair value losses on other financial assets	0	0	0
Attributable tax	0	0	0
Remeasurement of retirement benefit obligations	10	5	(85)
Attributable tax	(3)	(2)	20
Other comprehensive expense for the year	7	5	(65)
Equity attributable to equity holders of the company [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(192)	(35)	(176)
Currency translation adjustment disposed	0	0	(122)
Attributable tax	0	2	0
Items that are not reclassified to the income statement
Fair value losses on other financial assets	(7)	(2)	1
Attributable tax	0	0	0
Remeasurement of retirement benefit obligations	10	5	(85)
Attributable tax	(3)	(2)	20
Other comprehensive expense for the year	(192)	(32)	(362)
Non-controlling interest [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(1)	0	(1)
Currency translation adjustment disposed	0	0	0
Attributable tax	0	0	0
Items that are not reclassified to the income statement
Fair value losses on other financial assets	0	0	0
Attributable tax	0	0	0
Remeasurement of retirement benefit obligations	0	0	0
Attributable tax	0	0	0
Other comprehensive expense for the year	£ (1)	£ 0	£ (1)